3. SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative liability	$ 48,055	$ 54,626	$ 273,170
Asset Retirement Obligation	180,535	158,783
Level 3 [Member]
Derivative liability	48,055	54,626
Asset Retirement Obligation	$ 180,535	$ 158,783